STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Class of Stock [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,800,000,000	5,800,000,000	5,800,000,000	5,800,000,000	4,800,000,000
Common stock, shares, issued	3,381,366	3,381,366	3,366,165	3,354,866	2,900,914
Common stock, shares, outstanding	3,381,366	3,381,366	3,366,165	3,354,866	2,900,914
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000
Series A A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	600,000	600,000	600,000	600,000	600,000
Preferred stock, shares issued	34	34	34	34
Preferred stock, shares outstanding	34	34	34	34	34
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	739,000,000	739,000,000	739,000,000	540,000,000	300,000,000
Preferred stock, shares outstanding	409,551	409,551	405,958	293,033	288,190
Series M Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	60,000,000	60,000,000	60,000,000	60,000,000	300,000,000
Preferred stock, shares outstanding	29,338	29,338	29,338	29,338	29,338
Series NC Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000	20,000	20,000	20,000	20,000
Preferred stock, shares outstanding	15,007	15,007	7	7	7